Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Class B Common Stock	Series A Unique Logistics International, Inc. Preferred Stock	Series B Unique Logistics International, Inc. Preferred Stock	Series C Unique Logistics International, Inc. Preferred Stock	Series D Unique Logistics International, Inc. Preferred Stock	Unique Logistics International, Inc. Common Stock	Unique Logistics International, Inc. Additional Paid-in Capital	Unique Logistics International, Inc. Accumulated Deficit	Unique Logistics International, Inc. Total Stockholders’ equity attributable to registrant	Unique Logistics International, Inc. Non- Controlling Interest	Unique Logistics International, Inc.	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at May. 31, 2020		$ 130	$ 870				$ 1,523,811	$ (408,510)			$ 1,116,301
Balance (in Shares) at May. 31, 2020		130,000	870,000
Issuance of Common Stock for services rendered						$ 28,291	63,375				91,666
Issuance of Common Stock for services rendered (in Shares)						28,291,180
Conversion of Preferred B to Common Stock			$ (30)			$ 196,394	(196,364)
Conversion of Preferred B to Common Stock (in Shares)			(30,000)			196,394,100
Recapitalization upon acquisition – net						$ 133,602	(179,340)				(45,738)
Recapitalization upon acquisition – net (in Shares)						133,601,511
Warrants issued with convertible notes							1,126,497				1,126,497
Beneficial conversion feature of convertible notes							2,540,169				2,540,169
Issuance of common stock for the conversion of notes and accrued interest						$ 35,456	28,236				63,692
Issuance of common stock for the conversion of notes and accrued interest (in Shares)						35,455,872
Net income (Loss)								1,725,497			1,725,497
Balance at May. 31, 2021		$ 130	$ 840			$ 393,743	4,906,384	1,316,987			6,618,084
Balance (in Shares) at May. 31, 2021		130,000	840,000			393,742,663
Balance at Dec. 31, 2020	$ 690											$ 24,310	$ (1,000)	$ 24,000
Balance (in Shares) at Dec. 31, 2020	6,900,000
Accretion for Class A common stock subject to redemption												(24,310)	(31,324,327)	(31,348,637)
Net income (Loss)													11,891,223	11,891,223
Balance at Dec. 31, 2021	$ 690												(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021	6,900,000
Balance at May. 31, 2021		$ 130	$ 840			$ 393,743	4,906,384	1,316,987			6,618,084
Balance (in Shares) at May. 31, 2021		130,000	840,000			393,742,663
Conversion of Preferred B to Common Stock			$ (19)			$ 125,692	(125,673)
Conversion of Preferred B to Common Stock (in Shares)			(19,200)			125,692,224
Issuance of common stock for the conversion of notes and accrued interest						$ 83,812	66,746				150,558
Issuance of common stock for the conversion of notes and accrued interest (in Shares)						83,811,872
Net income (Loss)								2,023,416			2,023,416
Balance at Aug. 31, 2021		$ 130	$ 821			$ 603,247	4,847,457	3,340,403			8,792,058
Balance (in Shares) at Aug. 31, 2021		130,000	820,800			603,246,759
Balance at May. 31, 2021		$ 130	$ 840			$ 393,743	4,906,384	1,316,987			6,618,084
Balance (in Shares) at May. 31, 2021		130,000	840,000			393,742,663
Net income (Loss)											1,581,055
Balance at Feb. 28, 2022		$ 130	$ 821			$ 655,782	323,570	2,898,042			3,878,345
Balance (in Shares) at Feb. 28, 2022		130,000	820,800	195	192	655,781,078
Balance at May. 31, 2021		$ 130	$ 840			$ 393,743	4,906,384	1,316,987			6,618,084
Balance (in Shares) at May. 31, 2021		130,000	840,000			393,742,663
Conversion of debt to preferred C and D (in Shares)				195	192
Conversion of Preferred D to Common Stock						$ 31,415	(31,415)
Conversion of Preferred D to Common Stock (in Shares)					(5)	31,415,400
Deemed Dividend							(4,565,725)				(4,565,725)
Conversion of Preferred B to Common Stock			$ (19)			$ 125,692	(125,673)
Conversion of Preferred B to Common Stock (in Shares)			(19,200)			125,692,224
Issuance of common stock for the conversion of notes and accrued interest						$ 136,347	108,584				244,931
Issuance of common stock for the conversion of notes and accrued interest (in Shares)						136,346,191
Net income (Loss)								3,534,554			3,534,554
Balance at May. 31, 2022		$ 130	$ 821			$ 687,197	292,155	4,851,541	$ 5,831,844		5,831,844
Balance (in Shares) at May. 31, 2022		130,000	820,800	195	187	687,196,478
Balance at Aug. 31, 2021		$ 130	$ 821			$ 603,247	4,847,457	3,340,403			8,792,058
Balance (in Shares) at Aug. 31, 2021		130,000	820,800			603,246,759
Issuance of common stock for the conversion of notes and accrued interest						$ 52,534	41,838				94,372
Issuance of common stock for the conversion of notes and accrued interest (in Shares)						52,534,319
Net income (Loss)								4,488,225			4,488,225
Balance at Nov. 30, 2021		$ 130	$ 821			$ 655,782	4,889,295	7,828,628			13,374,656
Balance (in Shares) at Nov. 30, 2021		130,000	820,800			655,781,078
Conversion of debt to preferred C and D (in Shares)				195	192
Deemed Dividend							(4,565,725)				(4,565,725)
Net income (Loss)								(4,930,586)			(4,930,586)
Balance at Feb. 28, 2022		$ 130	$ 821			$ 655,782	323,570	2,898,042			3,878,345
Balance (in Shares) at Feb. 28, 2022		130,000	820,800	195	192	655,781,078
Balance at Dec. 31, 2021	$ 690												(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021	6,900,000
Net income (Loss)													6,333,906	6,333,906
Balance at Mar. 31, 2022	$ 690												(13,100,198)	(13,099,508)
Balance (in Shares) at Mar. 31, 2022	6,900,000
Balance at Dec. 31, 2021	$ 690												(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021	6,900,000
Accretion for Class A common stock subject to redemption													(2,790,814)	(2,790,814)
Net income (Loss)													11,124,257	11,124,257
Balance at Dec. 31, 2022	$ 690												(11,100,661)	(11,099,971)
Balance (in Shares) at Dec. 31, 2022	6,900,000
Balance at May. 31, 2022		$ 130	$ 821			$ 687,197	292,155	4,851,541	5,831,844		5,831,844
Balance (in Shares) at May. 31, 2022		130,000	820,800	195	187	687,196,478
Conversion of Preferred A to Common Stock		$ (10)				$ 67,964	(67,954)
Conversion of Preferred A to Common Stock (in Shares)		(9,935)				67,963,732
Conversion of Preferred D to Common Stock						$ 43,981	(43,981)
Conversion of Preferred D to Common Stock (in Shares)					(7)	43,981,560
Net income (Loss)								3,321,341	3,321,341		3,321,341
Balance at Aug. 31, 2022		$ 120	$ 821			$ 799,142	180,220	8,172,882	9,153,185		9,153,185
Balance (in Shares) at Aug. 31, 2022		120,065	820,800	195	180	799,141,770
Balance at May. 31, 2022		$ 130	$ 821			$ 687,197	292,155	4,851,541	5,831,844		5,831,844
Balance (in Shares) at May. 31, 2022		130,000	820,800	195	187	687,196,478
Conversion of Preferred D to Common Stock (in Shares)						43,981,560
Net income (Loss)											7,256,211
Balance at Feb. 28, 2023		$ 120	$ 821			$ 799,142	180,220	12,107,752	13,088,055	3,558,757	16,646,812
Balance (in Shares) at Feb. 28, 2023		120,065	820,800	195	180	799,141,770
Balance at Aug. 31, 2022		$ 120	$ 821			$ 799,142	180,220	8,172,882	9,153,185		9,153,185
Balance (in Shares) at Aug. 31, 2022		120,065	820,800	195	180	799,141,770
Net income (Loss)								3,271,697	3,271,697		3,271,697
Balance at Nov. 30, 2022		$ 120	$ 821			$ 799,142	180,220	11,444,579	12,424,882		12,424,882
Balance (in Shares) at Nov. 30, 2022		120,065	820,800	195	180	799,141,770
Recognition of non-controlling interest upon acquisition										3,558,757	3,558,757
Net income (Loss)								663,173	663,173		663,173
Balance at Feb. 28, 2023		$ 120	$ 821			$ 799,142	$ 180,220	$ 12,107,752	$ 13,088,055	$ 3,558,757	$ 16,646,812
Balance (in Shares) at Feb. 28, 2023		120,065	820,800	195	180	799,141,770
Balance at Dec. 31, 2022	$ 690												(11,100,661)	(11,099,971)
Balance (in Shares) at Dec. 31, 2022	6,900,000
Adjustment to accretion for Class A common stock to redemption amount													4,881,122	4,881,122
Excise tax													(32,930)	(32,930)
Net income (Loss)													(250,243)	(250,243)
Balance at Mar. 31, 2023	$ 690												$ (6,502,712)	$ (6,502,022)
Balance (in Shares) at Mar. 31, 2023	6,900,000